LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND STATUTORY

PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE A AND SCHEDULE B

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A and Schedule B, the following disclosure replaces the first paragraph (or only paragraph) in the sections in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

For each Fund listed in Schedule A, the following disclosure replaces the fourth paragraph of the section titled “More on the fund’s investment strategies, investments and risks- Important information” of each Fund’s Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Statutory Prospectus titled “More on the fund’s investment strategies, investments and risks- Selection process”:

Selection process

The portfolio managers periodically adjust the allocation of each fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In addition, insurance companies may attempt to mitigate portfolio risk for their insurance products holding the fund. The portfolio managers consider the portfolio risk mitigation interests of insurance companies when selecting underlying funds.

The portfolio managers have the option to allocate each fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers. Such funds may include Franklin Templeton funds, Legg Mason funds, Brandywine Global funds, Clarion Partners funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds, Royce & Associates funds and Western Asset funds. The portfolio managers may allocate each fund’s assets to underlying Legg Mason and Franklin Templeton affiliated funds and ETFs that have a limited performance history and to underlying ETFs that are managed by unaffiliated investment advisers that have a limited performance history. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Statutory Prospectus titled “Conflicts of Interest”:

Conflicts of interest

Each fund’s manager or an affiliate serves as manager of the Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”), and the funds invest in certain Affiliated Funds for which the fund’s subadviser or an affiliate serves as adviser or subadviser. As a result, the manager and the subadviser may have financial incentives that could give rise to potential conflicts of interest. For example, the subadviser has an incentive to allocate each fund’s assets to Affiliated Funds generally (rather than to unaffiliated funds), and in particular the subadviser has incentives to allocate each fund’s assets to those Affiliated Funds for which the fees paid to the manager or subadviser are higher than the fees paid by other potential unaffiliated underlying funds or to other Affiliated Funds. In addition, each fund’s Board and officers also serve in similar positions with many of the Affiliated Funds. Each fund believes that the manager and the subadviser have taken steps to mitigate these concerns.

For the Fund listed in Schedule B, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of the Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are mutual funds and exchange-traded funds (“ETFs”) managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers. When selecting investments to fulfill a desired strategic asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. QS Investors, LLC (“QS Investors”), one of the fund’s subadvisers, is responsible for implementation of the fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company, LLC (“Western Asset”), the fund’s other subadviser, is responsible for the fund’s Event Risk Management strategy described below and manages the portion of the fund’s cash and short-term instruments allocated to it.

For the Fund listed in Schedule B, the following disclosure replaces the section in the Fund’s Statutory Prospectus titled “More on the fund’s investment strategies, investments and risks- Underlying funds”:

Underlying funds

QS Investors invests in underlying equity funds, including ETFs, that have a range of investment styles and focuses, including large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities (including real estate investment trusts or “REITs”). The underlying long-term fixed income funds also have a range of investment focuses, and include funds that invest primarily in investment grade fixed income securities or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk” bonds). The underlying fixed income funds invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities. QS Investors may invest the fund’s assets in underlying Legg Mason and Franklin Templeton affiliated funds that have a limited performance history.

The fund currently invests in classes of shares of the underlying funds (other than the ETFs) that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes.

For the Fund listed in Schedule B, the following disclosure replaces the section in the Fund’s Statutory Prospectus titled “More on the fund’s investment strategies, investments and risks- Selection process”:

Selection process

QS Investors will select funds to fill the Target Allocation to equity funds and long-term fixed income funds. The allocations to equity funds and long-term fixed income funds will include both mutual funds and ETFs managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, and unaffiliated investment advisers. Legg Mason and Franklin Templeton funds may include Franklin Templeton funds, Legg Mason funds, Brandywine Global funds, Clarion Partners funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds, Royce & Associates funds and Western Asset funds. Allocations may be made to underlying Legg Mason and Franklin Templeton affiliated mutual funds and ETFs that have a limited performance history. Typically the fund will invest more of its assets in affiliated funds, because QS Investors invests in unaffiliated ETFs primarily for liquidity purposes related to the implementation of the Dynamic Risk Management strategy. In addition, insurance companies may attempt to mitigate portfolio risk for their insurance products holding the fund. The portfolio managers consider the portfolio risk mitigation interests of insurance companies when selecting underlying funds.

For the Fund listed in Schedule B, the following disclosure replaces the section in the Fund’s Statutory Prospectus titled “Conflicts of Interest”:

Conflicts of interest

The fund manager or an affiliate serves as manager of the Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”), and the fund invests in certain Affiliated Funds for which the fund’s subadviser or an affiliate serves as adviser or subadviser. As a result, the manager and the subadviser may have financial incentives that could give rise to potential conflicts of interest. For example, the subadviser has an incentive to allocate the fund’s assets to Affiliated Funds generally (rather than to unaffiliated funds), and in particular the subadviser has incentives to allocate the fund’s assets to those Affiliated Funds for which the fees paid to the manager or subadviser are higher than the fees paid by other potential unaffiliated underlying funds or to other Affiliated Funds. In addition, the fund’s Board and officers also serve in similar positions with many of the Affiliated Funds. The fund believes that the manager and the subadviser have taken steps to mitigate these concerns.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Variable Conservative Growth	May 1, 2020
QS Variable Growth	May 1, 2020
QS Variable Moderate Growth	May 1, 2020

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2020

Please retain this supplement for future reference.

QSIN629802

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